SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity

	Year ended December 31,
	2016		2015		2014
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	2,811,966	$10.70	2,531,381	$11.99	2,875,003	$12.02
Granted	643,697	$4.99	704,348	$6.73	572,533	$11.93
Forfeited	(1,358,492)	$12.41	(320,496)	$15.13	(562,787)	$17.02
Exercised	(138,157)	$1.75	(103,267)	$1.28	(353,368)	$4.18

Outstanding at end of year	1,959,014	$8.24	2,811,966	$10.70	2,531,381	$11.99

Exercisable at end of year	1,072,658	$9.87	1,646,204	$11.99	1,440,143	$11.75

Vested and expected to vest	1,407,930	$9.04	2,197,848	$11.16	1,950,116	$11.97

Schedule of Stock Options Outstanding

Exercise price	Shares upon exercise of options outstanding as of December 31, 2016	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2016
		Years

$23.31-27.58	73,000	5.62	73,000
$15.20-17.07	129,059	4.75	123,088
$10.16-14.68	383,233	6.59	297,998
$5.01-9.25	827,398	5.43	321,964
$0.03-4.95	546,324	5.12	256,608

	1,959,014		1,072,658

Summary of Restricted Stock Unit Activity

	Year ended December 31,
	2016		2015
	Number of shares upon exercise	Weighted average share price	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	359,404	$10.95	445,264	$12.43
Granted	531,570	$4.59	158,551	$8.52
Vested	(152,460)	$10.08	(159,912)	$11.22
Forfeited	(146,388)	$6.85	(84,499)	$12.57

Unvested at end of year	592,126	$6.53	359,404	$10.95